Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		$ 138,795	$ 4,976,125
Debt instruments		2,446,212	2,224,346
Total plan assets		2,585,007	7,200,471
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,456,815,367	1,080,542,046
Payments by the fund	(72,405,842)
Change in financial assumptions		304,527,285	(214,105,342)
Change in demographic assumptions		(9,012,031)	(71,958,462)
For experience during the year		25,228,095	53,779,484
Obligations settled		(14,237)	(457,168)
Remeasurements			2,139
Reductions		(129,909)
Modifications to the pension plan		1,307,769	2,782,151
Defined benefit liabilities at end of year		1,456,815,367	1,080,542,046
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Cash and cash equivalents		138,795	4,976,125
Debt instruments		2,446,212	2,224,346
Total plan assets		2,585,007	7,200,471	$ 8,485,692
Change in the liability for defined benefits
Defined benefit obligations at the beginning of the year	$ 1,441,356,415	1,074,233,038	1,249,557,999
Service costs		14,516,102	18,365,156
Financing costs		96,350,258	98,759,209
Past service costs		77,045	(103,845)
Payments by the fund		(65,727,000)	(62,388,283)
Defined benefit liabilities at end of year		$ 1,441,356,415	$ 1,074,233,038